Deferred Income Tax Assets and Liabilities (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Income Tax Assets and Liabilities [Abstract]
Tax loss carryforward	S/ 128,609,000	S/ 92,998,000
Aggregate deferred tax liability	S/ 89,541,000	S/ 102,730,000